Label	Element	Value
Stewart Investors Global Emerging Markets Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Stewart Investors Global Emerging Markets Leaders Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Stewart Investors Global Emerging Markets Leaders Fund (the “Fund”) seeks to achieve capital growth over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 4, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.
Because the Fund has not yet commenced operations as of the date of this prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year is not available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in a diversified portfolio of equity or equity-related securities of large and mid-capitalization companies that are incorporated or listed in emerging markets, or companies listed on developed market exchanges whose activities predominantly (i.e. at least 50%) take place in emerging markets. In determining whether a company’s activities predominantly take place in emerging markets, the portfolio manager will consider various factors including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized. The weight given to each of these factors will vary depending upon the circumstances and as determined by the portfolio manager. Equity-related securities include, but are not limited to, warrants, preference shares, rights issues, convertible bonds, depositary receipts such as ADR and GDR, and equity-linked or participation notes. Emerging markets are defined as those countries that are either i) not classified by MSCI or FTSE as developed markets, ii) categorized by the World Bank as middle or low-income, or iii) not members of the Organisation for Economic Cooperation and Development.
The Fund may invest in and have direct access to China A shares listed on the Shanghai Stock Exchange and the Shenzhen Stock Exchange via the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect Schemes.
The portfolio manager utilizes a bottom-up, qualitative approach to finding and investing in companies. The portfolio manager assesses the quality and sustainability of companies and believes that companies that score highly on these measures are better placed to deliver positive long-term, risk-adjusted returns, and that ownership of these companies will help to preserve shareholder capital in volatile and falling markets allowing for the steady compounding of returns through economic cycles. There is no set weighting given to quality or sustainability assessments, or to other factors the portfolio manager may consider, which will vary on a company-by-company basis.
Assessment of Quality
The portfolio manager assesses a company’s quality with reference to the company’s management, the franchise, and the company’s financials. The extent to which the portfolio manager’s quality assessment (and any one or more specific factors considered as part of the quality assessment) will affect the decision to invest in a company will depend on the analysis and judgment of the portfolio manager and may vary by company.
Assessment of Sustainability
The portfolio manager assesses a company’s sustainability with reference to whether they believe the company will both contribute to, and benefit from, sustainable development. The portfolio manager believes that “sustainable development” is achieved where a company’s activities lead or contribute (directly or indirectly) to positive social outcomes and/or positive environmental outcomes.
Positive social outcomes include, but are not limited to, improvements in health and well-being, physical infrastructure, economic welfare, and opportunity and empowerment.
Positive environmental outcomes include, but are not limited to, more careful, efficient and productive use of natural resources, reduced waste and improved waste management, and the wider adoption of circular economy practices and measures. Circular economy is defined as an economic system aimed at eliminating waste and the continual use of resources.
Position on harmful and controversial products and services
The portfolio manager’s Assessments of Quality and Sustainability are designed to prevent the Fund from investing in companies that the portfolio manager may categorize as directly involved in harmful or controversial products, services or practices, which may include, but are not limited to, fossil fuels, nuclear power, alcohol production, animal welfare and testing, and oppressive governance regimes.
Where the portfolio manager becomes aware of a material exposure to such products or services prior to a new investment in a company or as part of its ongoing monitoring, the portfolio manager will engage with the company and review the company research and investment case, noting the company’s response. For those products and services that generate revenue for a company, the portfolio manager has set a materiality threshold for direct involvement in the relevant activities of 5% of revenue, or such lower percentage as may be determined from time to time by the portfolio manager. Following this review and engagement, the portfolio manager may determine that investment in the company, or maintenance of a position in the company, would not be inconsistent with their assessment that the relevant company contributes to, and benefits from, sustainable development.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not commenced operations as of the calendar year ended December 31, 2023, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not commenced operations as of the calendar year ended December 31, 2023, there is no annual performance information included.
Stewart Investors Global Emerging Markets Leaders Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Losing all or a portion of your investment is a risk of investing in the Fund.
Stewart Investors Global Emerging Markets Leaders Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Stewart Investors Global Emerging Markets Leaders Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Management Risk. The Fund is subject to management risk as an actively managed portfolio. First Sentier Investors (UK) IM Ltd (the “Sub-Adviser”) will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Sub-Adviser may be incorrect in its assessment of a stock’s appreciation potential.

Stewart Investors Global Emerging Markets Leaders Fund | Market and Regulatory Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market and Regulatory Risk. The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

Stewart Investors Global Emerging Markets Leaders Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. Equity securities may fluctuate in value, sometimes rapidly and unpredictably, more than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the Fund’s investments fall, the value of your investment in the Fund will go down.

Stewart Investors Global Emerging Markets Leaders Fund | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, wars, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of the Fund’s investments in foreign securities. In addition, issuers of foreign. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. These risks can be elevated in emerging markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

Stewart Investors Global Emerging Markets Leaders Fund | Risks Associated with Investing in Emerging Markets [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks Associated with Investing in Emerging Markets. The Fund’s investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. The Public Company Accounting Oversight Board, which regulates auditors of U.S. companies, is unable to inspect audit work papers in certain foreign countries. Investors in emerging markets often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.
Investment in China: The Chinese economy is generally considered an emerging and volatile market. Although China has experienced a relatively stable political environment in recent years, there is no guarantee that such stability will be maintained in the future. Political, regulatory and diplomatic events could have an adverse effect on the Chinese or Hong Kong economies and on investments made through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect Schemes. Investing in securities of Chinese issuers, including by investing in China A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in a lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) potentially higher rates of inflation, (vii) the unavailability of consistently-reliable economic data, (viii) the relatively small size and absence of operating history of many Chinese companies, (ix) accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be available, and the quality of financial information may vary, (x) greater political, economic, social, legal and tax‑related uncertainty, (xi) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (xii) higher dependence on exports and international trade, (xiii) the risk of increased trade tariffs, embargoes and other trade limitations, (xiv) restrictions on foreign ownership, and (xv) custody risks associated with investing through programs to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Stewart Investors Global Emerging Markets Leaders Fund | Foreign Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency Risk. Because the Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

Stewart Investors Global Emerging Markets Leaders Fund | Medium Sized Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Medium-Sized Companies Risk. Stocks of medium sized companies may be more susceptible to market downturns and have more volatile stock prices, which may cause the value of the Fund to decline.
Stewart Investors Global Emerging Markets Leaders Fund | Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

Stewart Investors Global Emerging Markets Leaders Fund | Sustainability Factor Incorporation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sustainability Factor Incorporation Risk. The portfolio manager’s consideration of sustainability factors could cause the Fund to perform differently compared to similar funds that do not have such factors incorporated into their investment strategies. The Adviser’s sustainability considerations may affect the Fund’s exposure to certain issuers, industries, sectors, and factors that impact the relative financial performance of the Fund – positively or negatively – depending on whether such investments are in or out of favor.

Stewart Investors Global Emerging Markets Leaders Fund | New Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Stewart Investors Global Emerging Markets Leaders Fund | Cyber Security Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cyber Security Risk. The Fund and its service providers are susceptible to operational and information security and related risks of cyber security incidents. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber security attacks may result in misappropriation of assets or sensitive information, corruption of data or unavailability of services for intended users. Cyber security incidents affecting the Fund, Adviser, Custodian or Administrator or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with the Fund’s ability to calculate its NAV; impediments to trading for the Fund’s portfolio; the inability of Shareholders to transact business with the Fund; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cyber security incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in any cyber security risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

Stewart Investors Global Emerging Markets Leaders Fund | Select Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.33%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.53%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.80%
One Year	rr_ExpenseExampleYear01	$ 82
Three Years	rr_ExpenseExampleYear03	1,383
One Year	rr_ExpenseExampleNoRedemptionYear01	82
Three Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,383

[1]
First Sentier Investors (US) LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive Management Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, and expenses associated with the investments in underlying investment companies) exceed 0.80% of the average daily net assets of the Fund through December 4, 2026. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Investment Management Agreement.